Property, Equipment and Leasehold Improvement, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Leasehold Improvement, Net.
Depreciation expenses	¥ 10,700	$ 1,467	¥ 13,218	¥ 18,056
Impairment charges	¥ 0		¥ 0	¥ 0